Acquired Intangible Assets	12 Months Ended
Oct. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets
Acquired Intangible Assets
Following is a summary of acquired intangible assets as of October 31, 2013 and 2012, which were acquired in connection with the acquisitions of SMP Data Communications and AOS, excluding assets written-off as impaired:

	October 31, 2013
	Gross carrying amount	Weighted- average amortization period in years	Accumulated amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.0	$(2,358,318)
Customer list	96,355	1.0	(77,084)
Total	$2,469,802		$(2,435,402)

	October 31, 2012
	Gross carrying amount	Weighted- average amortization period in years	Accumulated amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.3	$(2,310,155)
Customer list	96,355	2.0	(57,813)
Total	$2,469,802		$(2,367,968)

Aggregate amortization expense for amortizing intangible assets was $69,733, $134,201 and $430,807 for the years ended October 31, 2013, 2012 and 2011, respectively. Estimated amortization expense for the next year (the acquired intangible assets will be fully amortized in fiscal year 2014) is $34,400. Amortization of intangible assets is calculated using an accelerated method or a straight-line method over the estimated useful lives of the intangible assets.